Segment Disclosures Disclosure of operating segments (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Revenues	CAD 2,307	CAD 2,397	CAD 2,267
Fuel and purchased power (Note 5)	1,016	963	1,008
Gross margin	1,291	1,434	1,259
Depreciation and amortization	635	601	545
Asset impairment charges (reversals) (Note 6)	20	28	(2)
Restructuring provision (Note 4)	0	1	22
Taxes, other than income taxes	30	31	29
Finance lease income (Note 7)	54	66	58
Gain on sale of assets and other (Note 4)	2	4	262
Net interest expense (Note 9)	(247)	(229)	(251)
Foreign exchange gain (loss)	(1)	(5)	4
Earnings (loss) before income taxes	(54)	314	221
Contingent rents recognised as income, classified as operating lease	247	221	230
Goodwill (Note 17)	463	464
Property, plant, and equipment (Note 16)	6,578	6,824	7,173
Intangible assets (Note 18)	364	355	369
Other assets (Note 19)	237	242
Property, plant and equipment expenditures	338	358	476
Purchase of intangible assets	51	21	26
Mine depreciation	73	63	59
Loss on disposal of property, plant, and equipment	0	0	1
Adjustments for depreciation and amortisation expense	708	664	605
Canada
Disclosure of operating segments [line items]
Revenues	1,663	1,828	1,705
Goodwill (Note 17)	417	417
Property, plant, and equipment (Note 16)	5,353	5,583
Intangible assets (Note 18)	297	315
Other assets (Note 19)	105	184
US
Disclosure of operating segments [line items]
Revenues	509	450	448
Goodwill (Note 17)	46	47
Property, plant, and equipment (Note 16)	619	714
Intangible assets (Note 18)	25	28
Other assets (Note 19)	43	42
Australia
Disclosure of operating segments [line items]
Revenues	135	119	114
Goodwill (Note 17)	0	0
Property, plant, and equipment (Note 16)	606	527
Intangible assets (Note 18)	42	12
Other assets (Note 19)	89	16
Wind and Solar
Disclosure of operating segments [line items]
Income from government grants	18	19	20
Reportable segments [member]
Disclosure of operating segments [line items]
Revenues	2,307	2,397	2,267
Fuel and purchased power (Note 5)	1,016	963	1,008
Gross margin	1,291	1,434	1,259
Operations, maintenance, and administration (Note 5)	517	489	492
Depreciation and amortization	635	601	545
Asset impairment charges (reversals) (Note 6)	20	28	(2)
Restructuring provision (Note 4)		1	22
Taxes, other than income taxes	30	31	29
Profit (loss) from operating activities	(49)	(194)	25
Operating income	138	478	148
Finance lease income (Note 7)	54	66	58
Gain on sale of assets and other (Note 4)	2	4	262
Net interest expense (Note 9)	(247)	(229)	(251)
Foreign exchange gain (loss)	(1)	(5)	4
Earnings (loss) before income taxes	(54)	314	221
Goodwill (Note 17)	463	464
Property, plant, and equipment (Note 16)	6,578	6,824
Intangible assets (Note 18)	364	355
Property, plant and equipment expenditures	338	358	476
Purchase of intangible assets	51	21	26
Reportable segments [member] | Canadian Coal
Disclosure of operating segments [line items]
Revenues	999	1,048	912
Fuel and purchased power (Note 5)	585	451	441
Gross margin	414	597	471
Operations, maintenance, and administration (Note 5)	192	178	194
Depreciation and amortization	317	242	237
Asset impairment charges (reversals) (Note 6)	20	0	0
Restructuring provision (Note 4)		0	11
Taxes, other than income taxes	13	13	12
Profit (loss) from operating activities	(40)	(2)	(7)
Operating income	(88)	166	24
Finance lease income (Note 7)	0	0	0
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	0	0
Property, plant, and equipment (Note 16)	2,902	3,069
Intangible assets (Note 18)	91	93
Property, plant and equipment expenditures	116	159	179
Purchase of intangible assets	5	3	6
Reportable segments [member] | United States Coal
Disclosure of operating segments [line items]
Revenues	435	354	372
Fuel and purchased power (Note 5)	293	281	316
Gross margin	142	73	56
Operations, maintenance, and administration (Note 5)	51	54	50
Depreciation and amortization	73	61	63
Asset impairment charges (reversals) (Note 6)	0	0	(2)
Restructuring provision (Note 4)		0	1
Taxes, other than income taxes	4	4	3
Profit (loss) from operating activities	0	0	0
Operating income	14	(46)	(59)
Finance lease income (Note 7)	0	0	0
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	0	0
Property, plant, and equipment (Note 16)	370	428
Intangible assets (Note 18)	7	7
Property, plant and equipment expenditures	35	15	13
Purchase of intangible assets	1	1	0
Reportable segments [member] | Canadian Gas
Disclosure of operating segments [line items]
Revenues	261	402	454
Fuel and purchased power (Note 5)	101	185	204
Gross margin	160	217	250
Operations, maintenance, and administration (Note 5)	50	54	67
Depreciation and amortization	38	100	75
Asset impairment charges (reversals) (Note 6)	0	0	0
Restructuring provision (Note 4)		0	1
Taxes, other than income taxes	1	1	3
Profit (loss) from operating activities	(9)	(191)	0
Operating income	80	253	104
Finance lease income (Note 7)	11	14	9
Gain on sale of assets and other (Note 4)			262
Goodwill (Note 17)	0	0
Property, plant, and equipment (Note 16)	416	414
Intangible assets (Note 18)	3	4
Property, plant and equipment expenditures	31	11	19
Purchase of intangible assets	0	1	0
Reportable segments [member] | Australian Gas
Disclosure of operating segments [line items]
Revenues	135	119	114
Fuel and purchased power (Note 5)	14	20	20
Gross margin	121	99	94
Operations, maintenance, and administration (Note 5)	31	25	21
Depreciation and amortization	37	17	20
Asset impairment charges (reversals) (Note 6)	0	0	0
Restructuring provision (Note 4)		0	0
Taxes, other than income taxes	0	1	0
Profit (loss) from operating activities	0	0	0
Operating income	53	56	53
Finance lease income (Note 7)	43	52	49
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	0
Property, plant, and equipment (Note 16)	606	527
Intangible assets (Note 18)	42	12
Property, plant and equipment expenditures	114	107	204
Purchase of intangible assets	29	0	0
Reportable segments [member] | Wind and Solar
Disclosure of operating segments [line items]
Revenues	287	272	250
Fuel and purchased power (Note 5)	17	18	19
Gross margin	270	254	231
Operations, maintenance, and administration (Note 5)	48	52	48
Depreciation and amortization	111	119	99
Asset impairment charges (reversals) (Note 6)	0	28	0
Restructuring provision (Note 4)		0	0
Taxes, other than income taxes	8	8	7
Profit (loss) from operating activities	0	(1)	0
Operating income	103	48	77
Finance lease income (Note 7)	0	0	0
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	174	175
Property, plant, and equipment (Note 16)	1,764	1,856
Intangible assets (Note 18)	149	163
Property, plant and equipment expenditures	20	16	13
Purchase of intangible assets	0	0	0
Reportable segments [member] | Hydro
Disclosure of operating segments [line items]
Revenues	121	126	116
Fuel and purchased power (Note 5)	6	8	8
Gross margin	115	118	108
Operations, maintenance, and administration (Note 5)	37	33	29
Depreciation and amortization	31	33	25
Asset impairment charges (reversals) (Note 6)	0	0	0
Restructuring provision (Note 4)		0	0
Taxes, other than income taxes	3	3	3
Profit (loss) from operating activities	0	0	(24)
Operating income	44	49	75
Finance lease income (Note 7)	0	0	0
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	259	259
Property, plant, and equipment (Note 16)	497	503
Intangible assets (Note 18)	3	3
Property, plant and equipment expenditures	16	43	43
Purchase of intangible assets	0	0	0
Reportable segments [member] | Energy Marketing
Disclosure of operating segments [line items]
Revenues	69	76	49
Fuel and purchased power (Note 5)	0	0	0
Gross margin	69	76	49
Operations, maintenance, and administration (Note 5)	24	24	12
Depreciation and amortization	2	3	1
Asset impairment charges (reversals) (Note 6)	0	0	0
Restructuring provision (Note 4)		0	3
Taxes, other than income taxes	0	0	0
Profit (loss) from operating activities	0	0	56
Operating income	43	49	(23)
Finance lease income (Note 7)	0	0	0
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	30	30
Property, plant, and equipment (Note 16)	1	2
Intangible assets (Note 18)	13	15
Property, plant and equipment expenditures	0	0	1
Purchase of intangible assets	0	0	3
Reportable segments [member] | Corporate
Disclosure of operating segments [line items]
Revenues	0	0	0
Fuel and purchased power (Note 5)	0	0	0
Gross margin	0	0	0
Operations, maintenance, and administration (Note 5)	84	69	71
Depreciation and amortization	26	26	25
Asset impairment charges (reversals) (Note 6)	0	0	0
Restructuring provision (Note 4)		1	6
Taxes, other than income taxes	1	1	1
Profit (loss) from operating activities	0	0	0
Operating income	(111)	(97)	(103)
Finance lease income (Note 7)	0	0	0
Gain on sale of assets and other (Note 4)			0
Goodwill (Note 17)	0	0
Property, plant, and equipment (Note 16)	22	25
Intangible assets (Note 18)	56	58
Property, plant and equipment expenditures	6	7	4
Purchase of intangible assets	CAD 16	CAD 16	CAD 17